Offerings - Offering: 1	Nov. 02, 2026 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $1.00 par value
Amount Registered | shares	26,874,496
Maximum Aggregate Offering Price	$ 2,024,724,528.64
Carry Forward Form Type	S-3
Carry Forward File Number	333-277232
Carry Forward Initial Effective Date	Feb. 21, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 1,279,614.46
Offering Note	(a) The amount registered represents (i) 26,874,496 shares of common stock. The proposed maximum offering price per unit was estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the common stock on the New York Stock Exchange on September 1, 2026, which date is a date within five business days prior to the filing of the prospectus supplement dated September 3, 2026 to the Registration Statement on Form S-3 filed with the Securities and Exchange Commission (File No. 333-277232), which became effective February 21, 2024 (the "2024 Registration Statement"). (b) Pursuant to Rule 415(a)(6) this registration statement carries over 26,874,496 unsold shares of common stock of the 26,874,496 shares of common stock previously registered on the 2024 Registration Statement. As a result, the offering of unsold securities under the 2024 Registration Statement will be deemed terminated as of the date of effectiveness of the registration statement on Form S-3 to which this Exhibit relates.